Loans and Allowance for Credit Losses	3 Months Ended
Jan. 31, 2024
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Loans and Allowance for Credit Losses
Note 3: Loans and Allowance for Credit Losses
Credit Risk Exposure
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at January 31, 2024 and October 31, 2023. Stage 1 represents performing loans carried with up to a

12-month
ECL, Stage 2 represents performing loans carried with a lifetime ECL, and Stage 3 represents loans with a lifetime ECL that are credit impaired.

(Canadian $ in millions)	January 31, 2024				October 31, 2023
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Exceptionally low	1	-	-	1	2	-	-	2
Very low	86,296	192	-	86,488	85,423	171	-	85,594
Low	49,578	10,882	-	60,460	51,366	10,820	-	62,186
Medium	5,655	5,737	-	11,392	5,289	5,434	-	10,723
High	258	2,235	-	2,493	282	2,015	-	2,297
Not rated (2)	14,370	853	-	15,223	15,906	118	-	16,024
Impaired	-	-	493	493	-	-	424	424
Gross residential mortgages	156,158	19,899	493	176,550	158,268	18,558	424	177,250
ACL	66	186	4	256	73	146	5	224
Carrying amount	156,092	19,713	489	176,294	158,195	18,412	419	177,026
Loans: Consumer instalment and other personal
Exceptionally low	9,148	8	-	9,156	1,547	4	-	1,551
Very low	20,948	34	-	20,982	37,924	180	-	38,104
Low	28,467	3,276	-	31,743	21,406	1,052	-	22,458
Medium	7,551	5,548	-	13,099	7,971	5,686	-	13,657
High	680	1,896	-	2,576	759	2,127	-	2,886
Not rated (2)	13,054	780	-	13,834	24,426	411	-	24,837
Impaired	-	-	586	586	-	-	549	549
Gross consumer instalment and other personal	79,848	11,542	586	91,976	94,033	9,460	549	104,042
ACL	134	416	165	715	208	415	152	775
Carrying amount	79,714	11,126	421	91,261	93,825	9,045	397	103,267
Loans: Credit cards (3)
Exceptionally low	1,453	-	-	1,453	1,605	-	-	1,605
Very low	1,941	-	-	1,941	1,946	1	-	1,947
Low	1,915	54	-	1,969	1,884	70	-	1,954
Medium	4,083	957	-	5,040	3,860	890	-	4,750
High	607	815	-	1,422	533	763	-	1,296
Not rated (2)	553	144	-	697	651	91	-	742
Impaired	-	-	-	-	-	-	-	-
Gross credit cards	10,552	1,970	-	12,522	10,479	1,815	-	12,294
ACL	115	303	-	418	134	267	-	401
Carrying amount	10,437	1,667	-	12,104	10,345	1,548	-	11,893
Loans: Business and government (4)
Acceptable
Investment grade	194,113	5,532	-	199,645	202,731	3,886	-	206,617
Sub-investment grade	132,475	21,911	-	154,386	126,535	26,260	-	152,795
Watchlist	288	14,385	-	14,673	1,078	11,520	-	12,598
Impaired	-	-	3,180	3,180	-	-	2,987	2,987
Gross business and government	326,876	41,828	3,180	371,884	330,344	41,666	2,987	374,997
ACL	747	1,106	514	2,367	849	1,031	527	2,407
Carrying amount	326,129	40,722	2,666	369,517	329,495	40,635	2,460	372,590
Total gross loans and acceptances	573,434	75,239	4,259	652,932	593,124	71,499	3,960	668,583
Total net loans and acceptances	572,372	73,228	3,576	649,176	591,860	69,640	3,276	664,776
Commitments and financial guarantee contracts
Acceptable
Investment grade	189,154	1,502	-	190,656	195,149	1,721	-	196,870
Sub-investment grade	59,313	9,689	-	69,002	54,148	14,158	-	68,306
Watchlist	84	5,212	-	5,296	254	4,137	-	4,391
Impaired	-	-	476	476	-	-	687	687
Gross commitments and financial guarantee contracts	248,551	16,403	476	265,430	249,551	20,016	687	270,254
ACL	228	224	20	472	260	189	11	460
Carrying amount (5)(6)	248,323	16,179	456	264,958	249,291	19,827	676	269,794

(1)	Includes purchased credit impaired (PCI) loan balances.
(2)
Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.

(3)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(4)	Includes customers’ liability under acceptances.
(5)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(6)	Certain commercial borrower commitments are conditional and may include recourse to counterparties.
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Allowance for Credit Losses
The

ACL recorded in our Consolidated Balance Sheet is maintained at a level we consider adequate to absorb credit-related losses on our loans and other credit instruments. The ACL amounted to $
4,228
 million at January 31, 2024 ($
4,267
 million as at October 31, 2023) of which $
3,756
 million ($
3,807
 million as at October 31, 2023) was recorded in loans and $
472
million ($
460
 million as at October 31, 2023) was recorded in other liabilities in our Consolidated Balance Sheet.
Significant changes in gross balances, including originations, maturities, sales and repayments in the normal course of operations, impact the ACL.

The following tables show the continuity in the loss allowance by product type for the three months ended January 31, 2024 and January 31, 2023. Transfers represent the amount of ECL that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	January 31, 2024				January 31, 2023
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	73	151	10	234	59	67	16	142
Transfer to Stage 1	23	(23)	-	-	24	(24)	-	-
Transfer to Stage 2	(2)	5	(3)	-	(9)	10	(1)	-
Transfer to Stage 3	-	(6)	6	-	-	(2)	2	-
Net remeasurement of loss allowance	(33)	70	4	41	(7)	30	2	25
Loan originations	8	-	-	8	7	-	-	7
Derecognitions and maturities	(1)	(3)	-	(4)	(1)	(1)	-	(2)
Model changes	(1)	(5)	-	(6)	(24)	17	-	(7)
Total PCL (2)	(6)	38	7	39	(10)	30	3	23
Write-offs (3)	-	-	(2)	(2)	-	-	(3)	(3)
Recoveries of previous write-offs	-	-	2	2	-	-	1	1
Foreign exchange and other	(1)	(2)	(5)	(8)	1	(1)	(4)	(4)
Balance as at end of period	66	187	12	265	50	96	13	159
Loans: Consumer instalment and other personal
Balance as at beginning of period	220	434	152	806	111	304	102	517
Transfer to Stage 1	59	(55)	(4)	-	60	(58)	(2)	-
Transfer to Stage 2	(11)	22	(11)	-	(11)	20	(9)	-
Transfer to Stage 3	(2)	(29)	31	-	(1)	(22)	23	-
Net remeasurement of loss allowance	(65)	31	157	123	(40)	77	50	87
Loan originations	24	-	-	24	12	-	-	12
Derecognitions and maturities	(4)	(8)	(11)	(23)	(3)	(7)	-	(10)
Model changes	15	46	-	61	(16)	3	-	(13)
Total PCL (2)	16	7	162	185	1	13	62	76
Write-offs (3)	-	-	(159)	(159)	-	-	(62)	(62)
Recoveries of previous write-offs	-	-	25	25	-	-	15	15
Foreign exchange and other	(92)	(5)	(9)	(106)	(1)	(1)	(5)	(7)
Balance as at end of period	144	436	171	751	111	316	112	539
Loans: Credit cards
Balance as at beginning of period	188	308	-	496	115	250	-	365
Transfer to Stage 1	50	(50)	-	-	40	(40)	-	-
Transfer to Stage 2	(13)	13	-	-	(9)	9	-	-
Transfer to Stage 3	(1)	(48)	49	-	(1)	(33)	34	-
Net remeasurement of loss allowance	(75)	122	66	113	(36)	90	34	88
Loan originations	17	-	-	17	18	-	-	18
Derecognitions and maturities	(2)	(8)	-	(10)	(1)	(5)	-	(6)
Model changes	4	9	-	13	-	-	-	-
Total PCL (2)	(20)	38	115	133	11	21	68	100
Write-offs (3)	-	-	(152)	(152)	-	-	(80)	(80)
Recoveries of previous write-offs	-	-	48	48	-	-	19	19
Foreign exchange and other	(1)	(3)	(11)	(15)	-	(2)	(7)	(9)
Balance as at end of period	167	343	-	510	126	269	-	395
Loans: Business and government
Balance as at beginning of period	1,043	1,155	533	2,731	746	789	439	1,974
Transfer to Stage 1	184	(182)	(2)	-	87	(86)	(1)	-
Transfer to Stage 2	(119)	122	(3)	-	(30)	75	(45)	-
Transfer to Stage 3	(2)	(63)	65	-	(1)	(30)	31	-
Net remeasurement of loss allowance	(220)	295	140	215	(114)	64	78	28
Loan originations	83	8	-	91	81	-	-	81
Derecognitions and maturities	(50)	(92)	(11)	(153)	(41)	(51)	-	(92)
Model changes	53	57	-	110	-	-	-	-
Total PCL (2)	(71)	145	189	263	(18)	(28)	63	17
Write-offs (3)	-	-	(220)	(220)	-	-	(76)	(76)
Recoveries of previous write-offs	-	-	75	75	-	-	11	11
Foreign exchange and other	(59)	(31)	(57)	(147)	23	10	(24)	9
Balance as at end of period	913	1,269	520	2,702	751	771	413	1,935
Total as at end of period	1,290	2,235	703	4,228	1,038	1,452	538	3,028
Comprised of: Loans	1,062	2,011	683	3,756	840	1,271	527	2,638
Other credit instruments (4)	228	224	20	472	198	181	11	390

(1)	Includes changes in the allowance for PCI loans.
(2)	Excludes PCL on other assets of $7 million for the three months ended January 31, 2024 ($1 million for the three months ended January 31, 2023).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Purchased Loans
As part of our acquisition of Bank of the West, we identified loans purchased as either purchased performing loans or PCI loans. As at January 31, 2024, purchased performing loans recorded in our Consolidated Balance Sheet totalled $52,727 million ($68,025 million as at October 31, 2023), including a remaining fair value mark of $(1,753) million ($(2,317) million as at October 31, 2023). As at January 31, 2024, PCI loans recorded in our Consolidated Balance Sheet totalled $168 million ($219 million as at October 31, 2023), including a remaining fair value
mark of $(40) million ($(61) million as at October 31, 2023).
Loans Past Due Not Impaired
Loans that are past due but not classified as impaired are loans where our customers have failed to make payments when contractually due but for which we expect the full amount of principal and interest payments to be collected, or loans which are held at fair value. The following table presents loans that are past due but not classified as impaired as at January 31, 2024 and October 31, 2023. Loans less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)	January 31, 2024			October 31, 2023
	30 to 89 days	90 days or more (1)	Total	30 to 89 days	90 days or more (1)	Total
Residential mortgages	695	8	703	707	9	716
Credit card, consumer instalment and other personal	690	144	834	1,003	129	1,132
Business and government	692	29	721	826	18	844
Total	2,077	181	2,258	2,536	156	2,692

(1)	Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $9 million and $10 million as at January 31, 2024 and October 31, 2023, respectively.
ECL Sensitivity and Key Economic Variables
The ECL model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The allowance for performing loans is sensitive to changes in both economic forecasts and the probability-weight assigned to each forecast scenario. Many of the factors have a high degree of interdependency, although there is no single factor to which loan impairment allowances as a whole are sensitive.
The benign scenario as at January 31, 2024 involves a materially stronger economic environment than the base case forecast, with a considerably lower unemployment rate.
As at January 31, 2024, our base case scenario depicts a weaker economic environment in the near-term largely in response to higher interest rates and tighter lending conditions, and a moderate economic recovery over the medium-term as inflation is expected to ease further and lead to lower interest rates later in 2024. Our base case economic forecast as at October 31, 2023 broadly depicted a similar economic environment over the projection period.
If we assumed a 100% base case economic forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $2,225 million as at January 31, 2024 ($2,625 million as at October 31, 2023), compared to the reported allowance for performing loans of $3,525 million ($3,572 million as at October 31, 2023).
As at January 31, 2024, our adverse economic scenario depicts a sizeable contraction in the Canadian and U.S. economy in the near-term. The adverse case as at October 31,

2023 broadly depicted a similar
economic

environment over the projection period.
If we assumed a 100% adverse economic forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $5,750 million as at January 31, 2024 ($6,025 million as at October 31, 2023), compared to the reported allowance for performing loans of $3,525 million ($3,572 million as at October 31, 2023).
Actual results in a recession will differ as our portfolio will change through time due to migration, growth, risk mitigation actions and other factors. In addition, our allowance will reflect the three economic scenarios used in assessing the allowance, with weightings attached to adverse and benign scenarios often unequally weighted and the weightings will change through time.

The following table shows the key economic variables used to estimate the allowance on performing loans forecast over the next 12 months or lifetime measurement period. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at January 31, 2024						As at October 31, 2023
All figures are average annual values	Benign scenario		Base scenario		Adverse scenario		Benign scenario		Base scenario		Adverse scenario
	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	3.2%	2.7%	0.5%	2.0%	(4.1)%	1.2%	3.2%	2.6%	0.4%	1.9%	(3.9)%	1.2%
United States	4.1%	2.3%	1.5%	1.8%	(3.1)%	1.4%	4.1%	2.5%	1.4%	2.0%	(3.5)%	1.4%
Corporate BBB 10-year spread
Canada	1.6%	1.8%	2.3%	2.0%	4.2%	3.5%	1.7%	1.8%	2.4%	2.0%	4.2%	3.5%
United States	1.0%	1.6%	1.8%	2.0%	4.6%	3.6%	1.4%	1.7%	2.2%	2.1%	4.6%	3.5%
Unemployment rates
Canada	4.5%	4.0%	6.4%	5.9%	9.5%	10.3%	4.2%	3.7%	5.9%	5.7%	9.3%	10.1%
United States	3.1%	2.6%	4.2%	4.2%	7.7%	8.5%	2.9%	2.5%	4.2%	4.1%	7.5%	8.3%
Housing Price Index (2)
Canada (3)	0.4%	5.4%	(4.0)%	3.0%	(21.4)%	(5.0)%	9.9%	6.9%	5.5%	4.5%	(20.2)%	(5.0)%
United States (4)	4.9%	4.0%	1.8%	2.6%	(18.6)%	(4.3)%	2.7%	3.7%	(0.5)%	2.3%	(19.2)%	(4.3)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.
The ECL approach requires the recognition of credit losses generally based on 12 months of expected losses for performing loans (Stage 1) and the recognition of lifetime expected losses for performing loans that have experienced a significant increase in credit risk since origination (Stage 2). Under our current probability-weighted scenarios, if all our performing loans were in Stage 1, our models would generate an allowance for performing loans of approximately $2,600 million ($2,800 million as at October 31, 2023), compared to the reported allowance for performing loans of $3,525 million ($3,572 million as at October 31, 2023).